SEMI-ANNUAL REPORT

[MORGAN STANLEY LOGO]

MORGAN STANLEY EMERGING MARKETS
FUND, INC.

JUNE 30, 2001

MORGAN STANLEY
INVESTMENT MANAGEMENT INC.
INVESTMENT ADVISER

MORGAN STANLEY EMERGING MARKETS FUND, INC.
OVERVIEW

LETTER TO SHAREHOLDERS

For the six months ended June 30, 2001, the Morgan Stanley Emerging Markets Fund, Inc. (the "Fund") had a total return, based on net asset value per share, of -2.81% compared with -1.64% for the Morgan Stanley Capital International
(MSCI) Emerging Markets Free Index (the "Index"). For the period from commencement of operations on November 1, 1991 through June 30, 2001, the Fund's cumulative total return, based on net asset value per share, was 111.43% compared with 49.06% for the Index. On June 30, 2001, the closing price of the Fund's shares on the New York Stock Exchange was $8.80, representing a 17.9% discount to the Fund's net asset value per share.

MARKET OVERVIEW

Underperformance relative to the Index was primarily due to stock selection. Stock selection in Israel, Brazil and South Korea detracted from relative performance. On a country allocation basis our overweight stance in Israel coupled with our underweight position in Taiwan hurt relative performance. On a positive note our overweight in South Korea and underweights in Greece and Malaysia contributed to relative performance.

During the first quarter of 2001, investors witnessed a continuation of the global stock market correction of 2000. While there was a sharp rally in January as Latin and other emerging markets posted double-digit returns on the back of interest rate cuts in the U.S. and a pick-up in global equity markets, the good news was short-lived. February and March were difficult months for global markets. Investors remained focused on the slowing pace of global economic growth. Additionally, profit downgrades and earnings disappointments further depressed investor sentiment. The emerging markets rebounded during the second quarter fueled by several U.S. interest rate easings.

During the second quarter of 2001, MSCI announced changes to the Index. Specifically, effective June 1, 2001, Greece and Sri Lanka exited the Index while Egypt and Morocco were added. MSCI also announced details of its free float adjustment methodology. MSCI defines free float as the proportion of shares that is deemed to be available for purchase in the public equity markets by international investors. The free float changes will be implemented in 2 phases beginning in November of this year, with the final phase on May 31, 2002.

The 1.6% decline in emerging markets equity returns was led by Emerging Europe and the Middle East which fell 17.4%. Within this region, Turkey (-33.4%, Index return) and Israel (-25.7%) were the worst performers. Latin America was the best performing region during this six-month period, gaining 5.7%. Within Latin America, Colombia and Mexico were the star performers appreciating 38.4% and 25.1%, respectively. Asia's markets declined 0.7% led by Pakistan and India, which fell 17.8% and 16.7%, respectively. South Africa appreciated 4.8% during this period.

During this six-month period, we exited Argentina given its debt obligation troubles, currency exchange manipulations, and political ineffectiveness, all resulting in negative investor sentiment. In Asia, we added to our overweight in China given its low dependence to exports and relatively strong domestic economy. In Emerging Europe, Middle East and Africa, we sold out of Greece subsequent to its exit from the Index. Additionally, we moved from an overweight to neutral position in Israel locking in gains in some of our technology names in April and given the continued Mid East conflict. Lastly, we added to South Africa where we are focused on domestic-oriented stocks given the recent interest rate cut.

MARKET OUTLOOK

The emerging markets will continue to be subject to fluctuations in global market sentiment, yet are poised to perform strongly in the face of any improvement. With global interest rates falling, emerging markets have the potential to trade well in the medium term. These markets continue to offer attractive valuations.

OTHER DEVELOPMENTS

On July 30, 1998, the Fund commenced a share repurchase program for purposes of enhancing shareholder value and reducing the discount at which the Fund's shares traded from their net asset value. During the six months ended June 30, 2001, the Fund repurchased 422,940 of its shares at an average discount of 17.61% from net asset value per share. From the inception of the program through June 30, 2001, the Fund has repurchased 3,912,940 of its shares at an average discount of 20.62% from net asset value per share. The Fund expects to continue to repurchase its outstanding shares at such time and in such amounts as it believes will further the accomplishment of the foregoing objectives, subject to review by the Board of Directors.

As noted in the Fund's first quarter report, the Fund's financial report presents our new format. If you have any questions or comments on the new look of the report, please contact us through our website, www.morganstanley.com/im, or call us at 1-800-221-6726. We appreciate your continued support.

Sincerely,

/s/ Ronald E. Robison
Ronald E. Robison
PRESIDENT AND DIRECTOR

July 2001

MORGAN STANLEY EMERGING MARKETS FUND, INC.
JUNE 30, 2001 (UNAUDITED)

INVESTMENT SUMMARY
HISTORICAL INFORMATION

                                                                               TOTAL RETURN (%)
                                                 -------------------------------------------------------------------------
                                                        MARKET VALUE(1)       NET ASSET VALUE(2)          INDEX(3)
                                                 -------------------------------------------------------------------------
                                                                  AVERAGE                 AVERAGE                 AVERAGE
                                                      CUMULATIVE   ANNUAL   CUMULATIVE     ANNUAL   CUMULATIVE     ANNUAL
                                                      ----------  -------   ----------     ------   ----------    --------
Year to Date                                              0.57%       --       -2.81%         --      -1.64%          --
One Year                                                -28.47    -28.47%     -35.84      -35.84%    -25.82       -25.82%
Five Year                                               -19.28     -4.19       -4.85       -0.99     -28.17        -6.40
Since Inception*                                         73.56      5.88      111.43        8.05      49.06         4.22

Past performance is not predictive of future performance.

[CHART]

RETURNS AND PER SHARE INFORMATION

                                                                 YEAR ENDED DECEMBER 31,
                              -------------------------------------------------------------------------------------------- SIX
                                                                                                                          MONTHS
                                                                                                                          ENDED
                                                                                                                         JUNE 30,
                               1991*    1992     1993     1994      1995     1996      1997     1998     1999      2000   2001
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value Per Share    $14.71   $16.74   $28.20   $20.30    $14.69   $15.69    $15.52   $10.33   $ 21.26   $11.03   $10.72
---------------------------------------------------------------------------------------------------------------------------------
Market Value Per Share       $14.25   $18.13   $31.63   $21.50    $15.50   $13.88    $13.06   $ 8.13   $ 16.31   $ 8.75   $ 8.80
---------------------------------------------------------------------------------------------------------------------------------
Premium/(Discount)            -3.1%      8.3%    12.2%     5.9%      5.5%   -11.5%    -15.9%   -21.3%    -23.3%   -20.7%   -17.9%
---------------------------------------------------------------------------------------------------------------------------------
Income Dividends             $ 0.04   $ 0.01       --       --        --   $ 0.05    $ 0.01   $ 0.11        --       --       --
---------------------------------------------------------------------------------------------------------------------------------
Capital Gains Distributions   --      $ 0.01   $ 1.49   $ 6.50    $ 1.29   $ 0.98    $ 0.01   $ 2.18        --   $ 2.31       --
---------------------------------------------------------------------------------------------------------------------------------
Fund Total Return(2)           4.61%   13.94%   95.22%+  -5.33%   -16.30%+  13.84%    -0.97%  -19.61%   105.81%  -36.74%   -2.81%
---------------------------------------------------------------------------------------------------------------------------------
Index Total Return(3)          9.58%   11.40%   74.84%   -7.32%    -5.21%    6.03%   -11.59%  -25.34%    66.41%  -30.57%   -1.64%
---------------------------------------------------------------------------------------------------------------------------------

(1)  Assumes dividends and distributions, if any, were reinvested.
(2) Total investment return based on net asset value per share reflects the effects of changes in net asset value on the performance of the Fund during each period, and assumes dividends and distributions, if any, were reinvested. These percentages are not an indication of the performance of a shareholder's investment in the Fund based on market value due to differences between the market price of the stock and the net asset value per share of the Fund.
(3) The Morgan Stanley Capital International Emerging Markets Free Index (the "Index") is a market capitalization weighted index comprised of companies that are representative of the market structure of developing countries in Latin America, Asia, Eastern Europe, the Middle East and Africa.
 *   The Fund commenced operations on November 1, 1991.
 + This return does not include the effect of the rights issued in connection with the Rights Offering.
     FOREIGN INVESTING INVOLVES CERTAIN RISKS, INCLUDING CURRENCY FLUCTUATIONS AND CONTROLS, RESTRICTIONS ON FOREIGN INVESTMENTS, LESS GOVERNMENTAL SUPERVISION AND REGULATION, LESS LIQUIDITY AND THE POTENTIAL FOR MARKET VOLATILITY AND POLITICAL INSTABILITY.

PORTFOLIO SUMMARY

ALLOCATION OF TOTAL INVESTMENTS

[CHART]

----------------------------------

Equity Securities            94.3%
Short-Term Investments        5.7
----------------------------------

INDUSTRIES

[CHART]

-------------------------------------------------
Banks                                        12.7%
Wireless Telecommunication Services          11.2
Diversified Telecommunication Services       10.4
Semiconductor Equipment & Products            8.3
Oil & Gas                                     6.7
Metals & Mining                               6.3
Beverages                                     3.9
Electric Utilities                            2.8
Pharmaceuticals                               2.6
Media                                         2.4
Other                                        32.7
-------------------------------------------------

COUNTRY WEIGHTINGS

[CHART]

------------------------------------------------
South Korea                                 14.3%
Mexico                                      13.3
Brazil                                      11.2
South Africa                                10.7
Taiwan                                      10.7
China/Hong Kong                              9.0
India                                        6.9
Israel                                       4.5
Russia                                       4.1
Poland                                       2.6
Other                                       12.7
------------------------------------------------

TEN LARGEST HOLDINGS

                                                       PERCENT OF                                                 PERCENT OF
                                                       NET ASSETS                                                 NET ASSETS
----------------------------------------------------------------------------------------------------------------------------
 1.  China Mobile (Hong Kong) Ltd. (China/ Hong Kong       3.9%    6.  Petrobras SA (Brazil)                           1.9%
 2.  Telmex (Mexico)                                       3.2     7.  Anglo American Plc (South Africa)               1.8
 3.  Samsung Electronics Co., Ltd. (South Korea)           2.9     8.  America Movil SA de CV (Mexico)                 1.6
 4.  Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan) 2.4     9.  Cellular CRT (Preferred) `A' (Brazil)           1.6
 5.  Korea Telecom Corp. (South Korea)                     1.9    10.  South African Breweries Plc (South Africa)      1.5
                                                                                                                      -----
                                                                                                                      22.7%
                                                                                                                      =====

MORGAN STANLEY EMERGING MARKETS FUND, INC.
FINANCIAL STATEMENTS
JUNE 30, 2001 (UNAUDITED)

STATEMENT OF NET ASSETS

                                                                 VALUE
                                           SHARES                (000)
----------------------------------------------------------------------
COMMON STOCKS (95.7%)
(Unless otherwise noted)
======================================================================
BRAZIL (11.2%)
AEROSPACE & DEFENSE
  Embraer ADR                              19,450          $     759
----------------------------------------------------------------------
BANKS
  Banco Itau SA (Preferred)            17,273,000              1,516
  Banco Nacional SA
    (Preferred)                        61,598,720(a)               1
  Unibanco SA (Preferred)
  GDR                                      47,785              1,216
----------------------------------------------------------------------
                                                               2,733
----------------------------------------------------------------------
BEVERAGES
  Companhia de Bebidas
    das Americas                          223,000                 52
  Companhia de Bebidas
    das Americas ADR                       49,760              1,152
----------------------------------------------------------------------
                                                               1,204
----------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES
  Brasil Telecom Participacoes
    SA ADR                                 18,732                787
  Brasil Telecom SA                   308,337,715              1,835
  Brasil Telecom SA (Preferred)        72,105,445                605
  Embratel SA (Preferred)              59,379,000                455
  Embratel SA ADR                           1,700                 13
  Tele Norte-Leste
    (Preferred)                         6,106,000                 94
  Tele Norte-Leste (Preferred)
    ADR                                    50,049                764
  Telebras SA (Preferred) ADR              18,252                853
----------------------------------------------------------------------
                                                               5,406
----------------------------------------------------------------------
ELECTRIC UTILITIES
  CEMIG SA (Preferred)                 22,258,127(a)             265
  CEMIG SA (Preferred) ADR                  9,208(a,b)           110
  CEMIG SA ADR                             36,663                436
  Eletrobras                           10,168,000                130
  Eletrobras (Preferred) 'B'           18,161,000                215
  Eletrobras ADR (Preferred)                  800                  5
----------------------------------------------------------------------
                                                               1,161
----------------------------------------------------------------------
METALS & MINING
  CVRD (Preferred) 'A'                     43,251                985
  CVRD (Preferred) ADR                     60,589              1,406
----------------------------------------------------------------------
                                                               2,391
----------------------------------------------------------------------
MULTILINE RETAIL
  Lojas Arapua SA (Preferred)          30,412,000(a)              --@
  Lojas Arapua SA
    (Preferred) ADR                        31,540(a,b)            --@
----------------------------------------------------------------------
                                                                  --@
----------------------------------------------------------------------
OIL & GAS
 Petrobras SA (Preferred)                  79,619              1,867
 Petrobras SA (Preferred)
   ADR                                     11,370                266
 Petrobras SA ADR                          67,030              1,743
----------------------------------------------------------------------
                                                               3,876
----------------------------------------------------------------------
PAPER & FOREST PRODUCTS
 Votorantim Celulose e Papel
   SA ADR                                  32,300(a)             488
----------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES
  Celular CRT (Preferred) 'A'           7,627,547(a)           3,165
  Tele Celular Sul (Preferred)        137,409,345                278
  Tele Celular Sul ADR                     10,807                218
  Telemig Celular SA
    (Preferred)                       139,403,305                290
  Telemig Celular SA ADR                    3,343                138
  Telesp Celular SA
    (Preferred) 'B'                    60,534,935                371
  Telesp Celular SA ADR                    13,733                208
----------------------------------------------------------------------
                                                               4,668
----------------------------------------------------------------------
                                                              22,686
======================================================================
CHILE (0.4%)
DIVERSIFIED TELECOMMUNICATION SERVICES
  Telefonica CTC Chile ADR                 49,740(a)             701
----------------------------------------------------------------------
ELECTRIC UTILITIES
  Enersis SA ADR                           12,900                193
----------------------------------------------------------------------
                                                                 894
======================================================================
CHINA/HONG KONG (9.0%)
AIRLINES
  Beijing Capital International
    Airport Co., Ltd.                   1,105,000                347
  China Southern Airlines
    Co., Ltd.                           1,407,000(a)             438
----------------------------------------------------------------------
                                                                 785
----------------------------------------------------------------------
AUTOMOBILES
  Brilliance China Automotive
    Holdings Ltd.                         975,000                237
  Denway Motors Ltd.                    2,234,100(a)             802
----------------------------------------------------------------------
                                                               1,039
----------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

                                                                 VALUE
                                           SHARES                (000)
----------------------------------------------------------------------
CHINA/HONG KONG (CONTINUED)
CHEMICALS
  China Rare Earth
    Holdings Ltd.                         390,000          $     137
----------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES
  Greencool Technology
    Holdings Ltd.                       1,141,000                453
----------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT
  Nanjing Panda Electronics
    Co., Ltd.                           1,240,000(a)             537
 ---------------------------------------------------------------------
COMPUTERS & PERIPHERALS
  Legend Holdings Ltd.                    797,400                447
----------------------------------------------------------------------
DISTRIBUTORS
  China Resources
   Enterprise Ltd.                        390,000                657
----------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES
  China Merchants Holdings
    International Co., Ltd.             1,141,000                863
  Citic Pacific Ltd.                      360,000              1,115
----------------------------------------------------------------------
                                                               1,978
----------------------------------------------------------------------
MEDIA
  Asia Satellite
    Telecommunications
    Holdings Ltd.                         116,000                201
  Sun Television
    Cybernetworks Holdings
     Ltd.                               1,902,700(a)              36
----------------------------------------------------------------------
                                                                 237
 ---------------------------------------------------------------------
METALS & MINING
  Yanzhou Coal Mining Co.,
    Ltd.                                  562,000                259
  Yanzhou Coal Mining Co.,
    Ltd. ADR                               23,930                572
----------------------------------------------------------------------
                                                                 831
----------------------------------------------------------------------
OIL & GAS
  China Petroleum & Chemical
    Corp.                               1,248,000                250
  CNOOC Ltd.                              897,000(a)             851
  CNOOC Ltd. ADR                           23,900(a)             453
----------------------------------------------------------------------
                                                               1,554
----------------------------------------------------------------------
REAL ESTATE
  China Overseas Land &
    Investment Ltd.                     1,160,000                208
  China Resources Beijing
    Land Ltd.                             727,000                205
  New World China Land Ltd.               320,800(a)             157
----------------------------------------------------------------------
                                                                 570
----------------------------------------------------------------------
SOFTWARE
  Travelsky Technology Ltd.               472,000(a)             478
----------------------------------------------------------------------
TRANSPORTATION INFRASTRUCTURE
  Cosco Pacific Ltd.                       284,000               188
----------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES
  China Mobile (Hong Kong)
    Ltd.                                   48,300(a)           1,294
  China Mobile (Hong Kong)
    Ltd. ADR                            1,255,000(a)           6,629
  China Unicom Ltd.                       188,000(a)             328
  China Unicom Ltd. ADR                     7,700(a)             136
----------------------------------------------------------------------
                                                               8,387
----------------------------------------------------------------------
                                                              18,278
======================================================================
COLOMBIA (0.0%)
BANKS
  Bancolombia (Preferred)                   6,249                  3
======================================================================
CZECH REPUBLIC (0.1%)
DIVERSIFIED TELECOMMUNICATION SERVICES
  Cesky Telecom AS                         15,734(a)             144
  Cesky Telecom AS GDR                     14,410(a)             126
----------------------------------------------------------------------
                                                                 270
======================================================================
EGYPT (0.1%)
GAS UTILITIES
  Egypt Gas Co.                             6,100                 99
WIRELESS TELECOMMUNICATION SERVICES
  Egyptian Company for Mobile
   Services                                12,055                180
----------------------------------------------------------------------
                                                                 279
======================================================================
HUNGARY (1.3%)
BANKS
  OTP Bank Rt.                             12,329                642
  OTP Bank Rt. GDR                             80                  4
----------------------------------------------------------------------
                                                                 646
----------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES
  Matav Rt.                                16,533                 48
  Matav Rt. ADR                            36,299                543
----------------------------------------------------------------------
                                                                 591
----------------------------------------------------------------------
OIL & GAS
  MOL Magyar Olaj-es
    Gazipari Rt.                           25,357                362
  MOL Magyar Olaj-es Gazipari
    Rt. GDR                                   710                 10
----------------------------------------------------------------------
                                                                 372
----------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

                                                                 VALUE
                                           SHARES                (000)
----------------------------------------------------------------------
HUNGARY (CONTINUED)
PHARMACEUTICALS
  Gedeon Richter Rt.                       14,170          $     790
  Gedeon Richter Rt. GDR                    4,490                246
----------------------------------------------------------------------
                                                               1,036
----------------------------------------------------------------------
                                                               2,645
======================================================================
INDIA (6.9%)
AUTOMOBILES
  Hero Honda Motors Ltd.                  164,100                504
----------------------------------------------------------------------
BANKS
  HDFC Bank Ltd.                           81,700                366
  State Bank of India Ltd.                 99,000                463
----------------------------------------------------------------------
                                                                 829
----------------------------------------------------------------------
CHEMICALS
  Reliance Industries Ltd.                 94,633                743
----------------------------------------------------------------------
CONSTRUCTION MATERIALS
  Gujarat Ambuja Cements                  121,000(a)             477
----------------------------------------------------------------------
DIVERSIFIED FINANCIALS
  Housing Development
   Finance Corp., Ltd. ADR                     90                  1
  Housing Development
   Finance Corp., Ltd.                     77,510              1,136
----------------------------------------------------------------------
                                                               1,137
----------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES
  Mahanagar Telephone
   Nigam Ltd.                             277,930(a)             746
  Mahanagar Telephone
   Nigam Ltd., GDR                         38,800                209
----------------------------------------------------------------------
                                                                 955
----------------------------------------------------------------------
ELECTRIC UTILITIES
  BSES Ltd.                               109,500                458
  Tata Power Company Ltd.                  17,500(a)              48
----------------------------------------------------------------------
                                                                 506
----------------------------------------------------------------------
ELECTRICAL EQUIPMENT
  Bharat Heavy Electricals Ltd.           191,700(a)             719
----------------------------------------------------------------------
FOOD PRODUCTS
  Nestle India Ltd.                        18,750                222
----------------------------------------------------------------------
HOUSEHOLD PRODUCTS
  Colgate-Palmolive (India)                58,082(a)             201
  Hindustan Lever Ltd.                    358,000              1,563
----------------------------------------------------------------------
                                                               1,764
----------------------------------------------------------------------
INVESTMENT COMPANIES
  Morgan Stanley Growth Fund            6,881,400(c)           1,170
----------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES
  India-Info.com PCL                      116,052(a,b)            37
----------------------------------------------------------------------
IT CONSULTING & SERVICES
  HCL Technologies Ltd.                    33,400                208
  Infosys Technologies Ltd.                11,550                924
  Wipro Ltd. ADR                            6,000                168
----------------------------------------------------------------------
                                                               1,300
----------------------------------------------------------------------
MEDIA
  Zee Telefilms Ltd.                       75,500                191
----------------------------------------------------------------------
METALS & MINING
  Tata Iron & Steel Co., Ltd.              70,000                172
----------------------------------------------------------------------
OIL & GAS
  Bharat Petroleum Corp., Ltd.            104,400                417
  Hindustan Petroleum
    Corp., Ltd.                           120,500(a)             405
----------------------------------------------------------------------
                                                                 822
----------------------------------------------------------------------
PHARMACEUTICALS
  Cipla Ltd.                               20,050(a)             487
  Dabur (India) Ltd.                      134,000                176
  Dr. Reddy's Laboratories Ltd.            15,550                532
  Lupin Laboratories Ltd.                  27,000(a)              44
  Ranbaxy Laboratories Ltd.                32,246                330
  Strides Arcolab Ltd.                     31,000(a)              39
----------------------------------------------------------------------
                                                               1,608
----------------------------------------------------------------------
ROAD & RAIL
  Container Corp. of India Ltd.           107,600(a)             291
----------------------------------------------------------------------
TOBACCO
  ITC Ltd.                                 12,200                196
  ITC Ltd. GDR                             14,750                273
----------------------------------------------------------------------
                                                                 469
----------------------------------------------------------------------
                                                              13,916
======================================================================
INDONESIA (0.5%)

TOBACCO
  HM Sampoerna                            695,500                980
======================================================================
ISRAEL (4.5%)
COMMUNICATIONS EQUIPMENT
  BreezeCom Ltd.                           73,025(a)             322
  Ceragon Networks Ltd.                    35,010(a)             108
  ECI Telecom Ltd.                        208,731              1,044
----------------------------------------------------------------------
                                                               1,474
----------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES
  RADVision Ltd.                           37,914(a)             235
  RADWARE Ltd.                             57,841(a)           1,044
----------------------------------------------------------------------
                                                               1,279
----------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

                                                                 VALUE
                                           SHARES                (000)
----------------------------------------------------------------------
ISRAEL (CONTINUED)
IT CONSULTING & SERVICES
  Check Point Software
   Technologies Ltd.                       30,690(a)       $   1,552
----------------------------------------------------------------------
PHARMACEUTICALS
  Teva Pharmaceutical
    Industries Ltd.                        12,420                777
  Teva Pharmaceutical
    Industries Ltd. ADR                    29,298              1,825
----------------------------------------------------------------------
                                                               2,602
----------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS
  DSP Group Inc.                           10,800(a)             232
  Zoran Corp.                              34,480(a)           1,025
----------------------------------------------------------------------
                                                               1,257
----------------------------------------------------------------------
SOFTWARE
  TTI Team Telecom
    International Ltd.                     46,960                913
----------------------------------------------------------------------
                                                               9,077
----------------------------------------------------------------------
MALAYSIA (1.9%)
BANKS
  Malayan Banking Bhd                     260,600                706
  Public Bank Bhd                         854,300                504
----------------------------------------------------------------------
                                                               1,210
----------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES
  Telekom Malaysia Bhd                    249,000                577
----------------------------------------------------------------------
ELECTRIC UTILITIES
  Tenaga Nasional Bhd                     194,000                447
----------------------------------------------------------------------
HOTELS RESTAURANTS & LEISURE
  Resorts World Bhd                       130,000                174
----------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS
  Malaysian Pacific Industries
   Bhd                                     67,000                233
----------------------------------------------------------------------
TOBACCO
  British American Tobacco
   (Malaysia) Bhd                          97,200                889
----------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES
  Digi.com Bhd                            287,000(a)             419
----------------------------------------------------------------------
                                                               3,949
======================================================================
MEXICO (13.3%)
BANKS
  Bancomer 'O'                            967,481(a)            959
  Grupo Financiero Banamex
    Accival SA de CV                      992,232             2,568
  Grupo Financiero Bancomer
    ADR                                    64,825(b)          1,280
----------------------------------------------------------------------
                                                               4,807
----------------------------------------------------------------------
BEVERAGES
  FEMSA                                   494,275              2,103
  FEMSA ADR                                21,048                901
  Grupo Modelo SA 'C'                      61,000                166
----------------------------------------------------------------------
                                                               3,170
----------------------------------------------------------------------
CONSTRUCTION MATERIALS
  Cemex SA ADR                             22,296                591
  Cemex SA CPO                            311,041              1,656
----------------------------------------------------------------------
                                                               2,247
----------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES
  Telmex 'L' ADR                          185,475              6,508
----------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES
  Alfa SA 'A'                             299,555                417
  Grupo Carso SA 'A1'                     112,074(a)             333
----------------------------------------------------------------------
                                                                 750
----------------------------------------------------------------------
MEDIA
  Grupo Televisa CPO GDR                   45,850              1,835
----------------------------------------------------------------------
MULTILINE RETAIL
  Grupo Sanborns SA 'B1'                   18,550                 27
  Wal-mart de Mexico 'C'                  293,233                719
  Wal-mart de Mexico 'V'                  180,069                489
  Wal-mart de Mexico ADR                   28,162                762
----------------------------------------------------------------------
                                                               1,997
----------------------------------------------------------------------
PAPER & FOREST PRODUCTS
  Kimberly-Clark de
    Mexico SA 'A'                         461,558              1,367
----------------------------------------------------------------------
TRANSPORTATION INFRASTRUCTURE
  Grupo Aeroportuario del
    Sureste SA 'B'                        149,200(a)             280
  Grupo Aeroportuario del
    Sureste SA ADR                         38,250(a)             716
----------------------------------------------------------------------
                                                                 996
----------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES
  America Movil SA de                     152,727              3,186
----------------------------------------------------------------------
                                                              26,863
======================================================================
POLAND (2.6%)
BANKS
  Bank Polska Kasa Opieki SA               45,121                774

----------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES
  Telekomunikacja Polska SA                14,591                 65
  Telekomunikacja Polska SA
   GDR                                    438,517              1,982
----------------------------------------------------------------------
                                                               2,047
----------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

                                                                 VALUE
                                           SHARES                (000)
----------------------------------------------------------------------
POLAND (CONTINUED)
ELECTRICAL EQUIPMENT
  Elektrim Spolka Akcyjna SA               27,534(a)       $     177
----------------------------------------------------------------------
MULTILINE RETAIL
  Eastbridge                               33,600(a)           2,259
----------------------------------------------------------------------
                                                               5,257
======================================================================
RUSSIA (4.0%)
ELECTRIC UTILITIES
  Unified Energy Systems                   17,700                202
  Unified Energy Systems GDR              185,716              2,117
----------------------------------------------------------------------
                                                               2,319
----------------------------------------------------------------------
MEDIA
  Storyfirst Communications,
    Inc. 'C' (Preferred)                      270(a)              78
  Storyfirst Communications,
    Inc.'D' (Preferred)                       720(a)             209
  Storyfirst Communications,
    Inc. 'E' (Preferred)                      780(a)             226
  Storyfirst Communications,
    Inc. 'F' (Preferred)                      139(a)              80
----------------------------------------------------------------------
                                                                 593
----------------------------------------------------------------------
METALS & MINING
  Norilsk Nickel                           10,300(a)             186
----------------------------------------------------------------------
----------------------------------------------------------------------
OIL & GAS
  Gazprom                                   6,000                 66
  Gazprom ADR                              25,000(a)             274
  LUKoil Holdings ADR                      34,461              1,653
  Surgutneftegaz ADR
   (Preferred)                             24,140                373
  Surgutneftegaz ADR                      187,465              2,397
  YUKOS                                     3,400                200
----------------------------------------------------------------------
                                                               4,963
----------------------------------------------------------------------
PAPER & FOREST PRODUCTS
  Alliance Cellulose Ltd. "B"             156,075                 --@
----------------------------------------------------------------------
                                                               8,061
======================================================================
SOUTH AFRICA (10.7%)
BANKS
  ABSA Group Ltd.                         218,700              1,029
  FirstRand Ltd.                        1,567,820              1,677
  Nedcor Ltd.                              49,474                971
  Standard Bank Investment
    Corp., Ltd.                           297,100              1,296
----------------------------------------------------------------------
                                                               4,973
----------------------------------------------------------------------
BEVERAGES
  South African Breweries Plc
   (London Shares)                        346,290    $         2,625
  South African Breweries Plc              67,664                517
----------------------------------------------------------------------
                                                               3,142
----------------------------------------------------------------------
DIVERSIFIED FINANCIALS
  Barlow Ltd.                               4,300                 32
----------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES
  Bidvest Group Ltd.                      118,293                736
  Remgro Ltd.                             128,335(a)             922
----------------------------------------------------------------------
                                                               1,658
----------------------------------------------------------------------
INSURANCE
  Liberty Group Ltd.                      115,220                832
  Old Mutual Plc                           93,900                214
  Sanlam Ltd.                           1,181,200              1,614
----------------------------------------------------------------------
                                                               2,660
----------------------------------------------------------------------
IT CONSULTING & SERVICES
  Dimension Data Holdings Plc             133,354(a)             508
----------------------------------------------------------------------
METALS & MINING
  Anglo American Platinum
    Corp., Ltd.                            38,310              1,709
  Anglo American Plc                       50,622                759
  Anglo American Plc
    (London Shares)                       197,110              2,929
  Impala Platinum Holdings Ltd.            22,500              1,128
----------------------------------------------------------------------
                                                               6,525
----------------------------------------------------------------------
OIL & GAS
  Sasol Ltd.                              143,910              1,316
----------------------------------------------------------------------
PAPER & FOREST PRODUCTS
  Sappi Ltd.                               48,400                426
----------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES
   M-Cell Ltd.                            169,860                391
----------------------------------------------------------------------
                                                              21,631
======================================================================
SOUTH KOREA (14.3%)
AUTO COMPONENTS
  Hyundai Mobis                            83,780                902
----------------------------------------------------------------------
AUTOMOBILES
  Hyundai Motor Co., Ltd.                 122,510              2,666
----------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

                                                                 VALUE
                                           SHARES                (000)
----------------------------------------------------------------------
SOUTH KOREA (CONTINUED)
BANKS
  H&CB                                     22,972          $     514
  Hana Bank                                61,400                449
  Kookmin Bank                            126,732              1,701
  Shinhan Bank                            168,370              1,728
----------------------------------------------------------------------
                                                               4,392
----------------------------------------------------------------------
CONSTRUCTION & ENGINEERING
  LG Engineering &
    Construction Co., Ltd.                 54,850                456
----------------------------------------------------------------------
DIVERSIFIED FINANCIALS
  Kookmin Credit Card Co.,
    Ltd.                                   14,420                410
  Samsung Securities Co., Ltd.             31,600                899
----------------------------------------------------------------------
                                                               1,309
----------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES
  Korea Telecom Corp.                      50,310              2,011
  Korea Telecom Corp. ADR                  87,700              1,928
----------------------------------------------------------------------
                                                               3,939
----------------------------------------------------------------------
ELECTRIC UTILITIES
  Korea Electric Power Corp.               50,060                931
  Korea Electric Power Corp.
    ADR                                    26,404                251
----------------------------------------------------------------------
                                                               1,182
----------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS
  Samsung Electro-Mechanics
    Co., Ltd.                               6,147                221
----------------------------------------------------------------------
FOOD PRODUCTS
  Tongyang Confectionery Co.               14,000                239
----------------------------------------------------------------------
HOUSEHOLD DURABLES
  Humax Co., Ltd.                          76,985              1,131
----------------------------------------------------------------------
HOUSEHOLD PRODUCTS
  LG Household & Health Care
    Ltd.                                   18,940(a)             429
----------------------------------------------------------------------
MEDIA
  Cheil Communications, Inc.               13,430              1,167
----------------------------------------------------------------------
METALS & MINING
  Pohang Iron & Steel Co., Ltd.            27,390              2,190
----------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS
  Samsung Electronics Co.,
    Ltd.                                   35,972              5,311
  Samsung Electronics Co.,
    Ltd. (Preferred)                        7,990                494
----------------------------------------------------------------------
                                                               5,805
----------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES
  Korea Telecom Freetel                    11,330(a)             327
  SK Telecom Co., Ltd.                     17,980              2,647
----------------------------------------------------------------------
                                                               2,974
----------------------------------------------------------------------
                                                              29,002
----------------------------------------------------------------------
TAIWAN (10.7%)
BANKS
  Bank Sinopac                            880,000(a)             407
  Chinatrust Commercial Bank            1,564,838(a)           1,095
  Taipei Bank                             753,000                409
  Taishin International Bank              739,532(a)             337
----------------------------------------------------------------------
                                                               2,248
----------------------------------------------------------------------
CHEMICALS
  Nan Ya Plastic Corp.                    178,000                180
----------------------------------------------------------------------
COMPUTERS & PERIPHERALS
  Ambit Microsystems Corp.                114,720                480
  Asustek Computer, Inc.                  319,554              1,350
  Compal Electronics, Inc.                147,125                158
  Quanta Computer, Inc.                   284,000                965
----------------------------------------------------------------------
                                                               2,953
----------------------------------------------------------------------
ELECTRICAL EQUIPMENT
  Delta Electronics, Inc.                 490,750              1,212
----------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS
  Hon Hai Precision Industry
    Co., Ltd.                             409,036              2,150
----------------------------------------------------------------------
FOOD & DRUG RETAILING
  President Chain Store Corp.             209,376                453
----------------------------------------------------------------------
FOOD PRODUCTS
  Uni-President Enterprises Co.           729,000                307
----------------------------------------------------------------------
INSURANCE
  Cathay Life Insurance Co.,
    Ltd.                                  234,000                282
  Fubon Insurance Co.                     677,000                560
----------------------------------------------------------------------
                                                                 842
----------------------------------------------------------------------
----------------------------------------------------------------------
METALS & MINING
  China Steel Corp.                     1,128,000                564
----------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS
  ASE Test Ltd.                            23,100(a)             295
  Elan Microelectronics Corp.             118,000(a)             228
  Faraday Technology Corp.                 30,000(a)             238
  Macronix International Co.,
    Ltd.                                   56,658(a)              60
  Realtek Semiconductor
     Corp.                                 41,000                186
----------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

                                                                 VALUE
                                           SHARES                (000)
----------------------------------------------------------------------
TAIWAN (CONTINUED)
SEMICONDUCTOR EQUIPMENT & PRODUCTS
(CONTINUED)
  Siliconware Precision
    Industries Co.                        730,736(a)       $     414
  Sunplus Technology Co., Ltd.             50,000                212
  Taiwan Semiconductor
    Manufacturing Co., Ltd.             2,616,122(a)           4,863
  United Microelectronics Corp.         1,810,200(a)           2,403
  Winbond Electronics Corp.               705,563                592
----------------------------------------------------------------------
                                                               9,491
----------------------------------------------------------------------
TEXTILES & APPAREL
  Far Eastern Textile Ltd.                524,072                292
  Formosa Chemicals & Fibre
    Corp.                                 630,720                442
----------------------------------------------------------------------
                                                                 734
---------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES
  Taiwan Cellular Corp.                   353,819(a)             461
---------------------------------------------------------------------
                                                              21,595
======================================================================
THAILAND (1.7%)
BANKS
  Thai Farmers Bank PCL
   (Foreign)                              578,500(a)             256
----------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS
  Delta Electronics (Thailand)
    PCL (Foreign)                         132,686                639
----------------------------------------------------------------------
MEDIA
  BEC World PCL (Foreign)                 112,300                601
----------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES
  Advanced Info Service
    PCL (Foreign)                         117,100              1,247
  Shin Corp.orations PCL                  105,900(a)             403
  Total Access Communication
    PCL                                    91,600(a)             206
----------------------------------------------------------------------
                                                               1,856
----------------------------------------------------------------------
                                                               3,352
======================================================================
TURKEY (2.5%)
BANKS
  Akbank TAS                           86,883,000                361
  Turkiye Garanti Bankasi AS           50,415,000(a)             254
  Yapi ve Kredi Bankasi AS            700,446,975(a)           2,182
  Yapi ve Kredi Bankasi AS
    GDR                                    31,350(a)              97
----------------------------------------------------------------------
                                                               2,894
----------------------------------------------------------------------
BEVERAGES
  Anadolu Efes Biracilik ve Malt
    Sanayii AS                          8,358,588                320
----------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT
  Netas Northern Electric
    Telekomunikasyon AS                 9,595,059                391
----------------------------------------------------------------------
FOOD & DRUG RETAILING
  Migros Turk TAS                       3,258,000                203
----------------------------------------------------------------------
HOUSEHOLD DURABLES
  Vestel Elektronik Sanayi ve
    Ticaret AS                        155,610,836(a)             379
----------------------------------------------------------------------
INSURANCE
  Aksigorta AS                         23,621,000                189
----------------------------------------------------------------------
OIL & GAS
  Tupras-Turkiye Petrol
    Rafinerileri AS                    26,292,000                672
----------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES
  Turkcell Iletisim Hizmetleri
    AS ADR                                 31,096                 87
----------------------------------------------------------------------
                                                               5,135
======================================================================
OTHER - AFRICA (0.0%)
  Morgan Stanley Africa
    Investment Fund, Inc.                   5,800(c)              47
======================================================================
TOTAL COMMON STOCKS
  (Cost $226,953)                                            193,920
======================================================================

                                           NO. OF
                                            UNITS
----------------------------------------------------------------------
UNITS (0.1%)
======================================================================
RUSSIA (0.1%)
  Storyfirst Communications,
    Inc., First Section, Tranche
    I (Convertible)                           639                185
  Storyfirst Communications,
    Inc., Second Section,
    Tranche II (Convertible)                  152                 44
  Storyfirst Communications,
    Inc., Tranche IV
    (Convertible)                             207                 60
----------------------------------------------------------------------
TOTAL UNITS
  (Cost $1,192)                                                  289
======================================================================

    The accompanying notes are an integral part of the financial statements.

                                            FACE
                                           AMOUNT                VALUE
                                            (000)                (000)
----------------------------------------------------------------------
DEBT INSTRUMENTS (0.0%)
======================================================================
INDIA (0.0%)
METALS & MINING
  DCM Shriram Industries
   Ltd. 9.90%, 2/21/02      INR               335(d)       $      --@
  DCM Shriram Industries Ltd.
   (Convertible) 7.50%,
   2/21/02                                    330(d)              --@
  Shri Ishar Alloy Steels
   Ltd. 15.00%, 4/21/01                       581(d)              --@
----------------------------------------------------------------------
TOTAL DEBT INSTRUMENTS
  (Cost $1,495)                                                   --@
======================================================================

SHORT-TERM INVESTMENTS (4.7%)
======================================================================
UNITED STATES (4.7%)
REPURCHASE AGREEMENT
  J.P. Morgan Securities Inc.,
    3.70%, dated 06/29/01,
    due 07/02/01
  (Cost $9,546)                            $9,546(e)           9,546
======================================================================
FOREIGN CURRENCY ON DEPOSIT WITH
CUSTODIAN (1.1%)
======================================================================
  Argentine Peso             ARS               10                 10
  Brazilian Real             BRL               20                  9
  British Pound              GBP              295                415
  Euro                       EUR               43                 36
  Hungarian Forint           HUF              267                  1
  Indian Rupee               INR              498                 10
  Mexican Peso               MXN              244                 27
  South African Rand         ZAR            3,695                459
  Taiwan Dollar              TWD           37,971              1,103
  Turkish Lira               TRL       59,762,408                 48
----------------------------------------------------------------------
TOTAL FOREIGN CURRENCY
 (Cost $2,121)                                                 2,118
======================================================================
TOTAL INVESTMENTS (101.6%)
   (Cost $241,307)                                           205,873
======================================================================

                                           AMOUNT              VALUE
                                            (000)              (000)
----------------------------------------------------------------------
OTHER ASSETS (0.6%)
======================================================================
  Receivable for
    Investments Sold                          818
  Dividends Receivable                        466
  Foreign Withholding Tax
    Reclaim Receivable                          5
  Other                                        18              1,307
----------------------------------------------------------------------
LIABILITIES (-2.2%)
======================================================================
  Payable For:
     Investments
       Purchased                      $   (2,908)
     Net Unrealized Loss on
       Foreign Currency
       Exchange Contracts                   (629)
     Custodian Fees                         (248)
     Investment Advisory Fees               (202)
     Bank Overdraft                         (124)
     Directors' Fees and
       Expenses                              (76)
     Professional Fees                       (66)
     Shareholder Reporting
       Expenses                              (63)
     Administrative Fees                     (56)
     Fund Shares Repurchased                 (28)
  Other Liabilities                          (57)          $  (4,457)
======================================================================
NET ASSETS (100%)
  Applicable to 18,911,404 issued and
    outstanding $0.01 par value shares
    (100,000,000 shares authorized)                        $ 202,723
======================================================================
NET ASSET VALUE PER SHARE                                  $   10.72
======================================================================
AT JUNE 30, 2001, NET ASSETS CONSISTED OF:
----------------------------------------------------------------------
   Common Stock                                            $     189
   Paid-in Capital                                           294,696
   Accumulated Net Investment Loss                              (688)
   Accumulated Net Realized Loss                             (56,845)
   Unrealized Depreciation on Investments and Foreign
     Currency Translations                                   (34,629)
======================================================================
TOTAL NET ASSETS                                           $ 202,723
======================================================================

(a)--  Non-income producing.
(b)--  144A Security - certain conditions for public sale may exist.
(c)--  The Fund is advised by an affiliate.
(d)--  Security is in default.
(e) -- The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated funds.
@ --   Value less than $500.
ADR--  American Depositary Receipt
GDR--  Global Depositary Receipt
----------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

=====================================================
JUNE 30, 2001 EXCHANGE RATES:
-----------------------------------------------------
ARS    Argentine Peso          1.000=U.S.       $1.00
BRL    Brazilian Real          2.311=U.S.       $1.00
GBP    British Pound           0.707=U.S.       $1.00
EUR    Euro                    1.178=U.S.       $1.00
HUF    Hungarian Forint      287.580=U.S.       $1.00
INR    Indian Rupee           47.040=U.S.       $1.00
MXN    Mexican Peso            9.041=U.S.       $1.00
ZAR    South African Rand      8.045=U.S.       $1.00
TWD    Taiwan Dollar          34.430=U.S.       $1.00
TRL    Turkish Lira        1,255,000=U.S.       $1.00
=====================================================

FOREIGN CURRENCY EXCHANGE CONTRACT INFORMATION:
  Under the terms of foreign currency exchange contracts open at June 30, 2001, the Fund is obligated to deliver or is to receive foreign currency in exchange for U.S. dollars as indicated below:

                                                                       NET
    CURRENCY                                 IN                    UNREALIZED
      TO                                   EXCHANGE                   GAIN
    DELIVER       VALUE    SETTLEMENT        FOR        VALUE        (LOSS)
     (000)        (000)      DATE           (000)       (000)        (000)
=============================================================================
U.S.$     128   $   128    07/02/01     INR     6,000  $   128      $  --
U.S.$      79        79    07/03/01     HKD       614       79         --
U.S.$      43        43    07/03/01     ZAR       343       43         --
U.S.$     162       162    07/03/01     ZAR     1,305      162         --
U.S.$     192       192    07/03/01     ZAR     1,548      192         --
BRL        17         7    07/02/01     U.S.$       7        7         --
BRL        30        13    07/03/01     U.S.$      13       13         --
CZK       831        21    07/02/01     U.S.$      21       21         --
CZK       849        21    07/09/01     U.S.$      22       22          1
CZK     1,050        26    07/09/01     U.S.$      26       26         --
MXN     4,530     4,820    01/18/02     U.S.$   4,530    4,530       (290)
MXN     5,791     6,131    01/18/02     U.S.$   5,791    5,791       (340)
-----------------------------------------------------------------------------
                $11,643                                $11,014      $(629)
=============================================================================

                    SUMMARY OF TOTAL INVESTMENTS BY INDUSTRY
                         CLASSIFICATION -- JUNE 30, 2001

                                                             PERCENT
                                            VALUE             OF NET
INDUSTRY                                    (000)             ASSETS
----------------------------------------------------------------------
Aerospace & Defense                      $    759                0.4%
Airlines                                      785                0.4
Auto Components                               902                0.5
Automobiles                                 4,210                2.1
Banks                                      25,764               12.7
Beverages                                   7,836                3.9
Chemicals                                   1,061                0.5
Commercial Services & Supplies                453                0.2
Communications Equipment                    2,402                1.2
Computers & Peripherals                     3,401                1.7
Construction & Engineering                    455                0.2
Construction Materials                      2,724                1.3
Distributors                                  657                0.3
Diversified Financials                      3,649                1.8
Diversified Telecommunication
  Services                                 20,994               10.4
Electric Utilities                          5,760                2.8
Electrical Equipment                        2,107                1.0
Electronic Equipment &
  Instruments                               3,010                1.5
Food & Drug Retailing                         656                0.3
Food Products                                 768                0.4
Gas Utilities                                  99                0.1
Hotels Restaurants & Leisure                  174                0.1
Household Durables                          1,510                0.8
Household Products                          2,193                1.1
Industrial Conglomerates                    4,386                2.2
Insurance                                   3,692                1.8
Internet Software & Services                2,868                1.4
IT Consulting & Services                    1,808                0.9
Media                                       4,913                2.4
Metals & Mining                            12,859                6.3
Multiline Retail                            4,256                2.1
Oil & Gas                                  13,575                6.7
Paper & Forest Products                     2,281                1.1
Pharmaceuticals                             5,246                2.6
Real Estate                                   570                0.3
Road & Rail                                   290                0.1
Semiconductor Equipment &
  Products                                 16,785                8.3
Software                                    1,391                0.7
Textiles & Apparel                            734                0.4
Tobacco                                     2,338                1.2
Transportation Infrastructure               1,183                0.6
Wireless Telecommunication
  Services                                 22,610               11.2
Other                                      11,759                5.6
----------------------------------------------------------------------
                                         $205,873              101.6%
======================================================================

    The accompanying notes are an integral part of the financial statements.

MORGAN STANLEY EMERGING MARKETS FUND, INC.
FINANCIAL STATEMENTS

                                                                                              SIX MONTHS ENDED
                                                                                               JUNE 30, 2001
STATEMENT OF OPERATIONS                                                                          (UNAUDITED)
                                                                                                    (000)
--------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
    Dividends (net of foreign taxes withheld of $122)                                              $     2,252
    Interest                                                                                               313
--------------------------------------------------------------------------------------------------------------
      Total Income                                                                                       2,565
==============================================================================================================
EXPENSES
    Investment Advisory Fees                                                                             1,317
    Custodian Fees                                                                                         241
    Administrative Fees                                                                                    131
    Professional Fees                                                                                       84
    Shareholder Reporting Expenses                                                                          19
    Country Tax Expense                                                                                     17
    Directors' Fees and Expenses                                                                            17
    Transfer Agent Fees                                                                                      8
    Other Expenses                                                                                          44
--------------------------------------------------------------------------------------------------------------
      Total Expenses                                                                                     1,878
==============================================================================================================
        Net Investment Income                                                                              687
==============================================================================================================
NET REALIZED GAIN (LOSS) ON:
    Investments                                                                                        (37,042)
    Foreign Currency Transactions                                                                         (206)
--------------------------------------------------------------------------------------------------------------
      Net Realized Loss                                                                                (37,248)
==============================================================================================================
CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON:
    Investments                                                                                         30,293
    Foreign Currency Translations                                                                         (490)
--------------------------------------------------------------------------------------------------------------
      Change in Unrealized Appreciation/Depreciation                                                    29,803
==============================================================================================================
Total Net Realized Loss and Change in Unrealized Appreciation/Depreciation                              (7,445)
==============================================================================================================
    NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                           $    (6,758)
==============================================================================================================

                                                                            SIX MONTHS ENDED
                                                                             JUNE 30, 2001            YEAR ENDED
                                                                               (UNAUDITED)       DECEMBER 31, 2000
STATEMENT OF CHANGES IN NET ASSETS                                                (000)                 (000)
------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)                                                 $      687              $    (2,789)
  Net Realized Gain (Loss)                                                        (37,248)                  53,521
  Change in Unrealized Appreciation/Depreciation                                   29,803                 (211,820)
------------------------------------------------------------------------------------------------------------------
  Net Decrease in Net Assets Resulting from Operations                             (6,758)                (161,088)
------------------------------------------------------------------------------------------------------------------
Distributions:
  Net Realized Gain                                                                   --                   (25,127)
  In Excess of Net Realized Gain                                                      --                   (19,597)
------------------------------------------------------------------------------------------------------------------
  Total Distributions                                                                 --                   (44,724)
------------------------------------------------------------------------------------------------------------------
Capital Share Transactions:
  Repurchase of Shares (422,940 and 1,160,400 shares, respectively)                (3,724)                 (16,778)
------------------------------------------------------------------------------------------------------------------
  Total Decrease                                                                  (10,482)                (222,590)
------------------------------------------------------------------------------------------------------------------
Net Assets:
  Beginning of Period                                                             213,205                  435,795
------------------------------------------------------------------------------------------------------------------
  End of Period (including (accumulated net investment loss)/
    undistributed net investment income of ($688) and $1,375, respectively)    $  202,723              $   213,205
==================================================================================================================

    The accompanying notes are an integral part of the financial statements.

MORGAN STANLEY EMERGING MARKETS FUND, INC.
FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS

                                         SIX MONTHS   ---------------------------------------------------------
                                           ENDED                  YEAR ENDED DECEMBER 31,
                                        JUNE 30, 2001 ---------------------------------------------------------
                                         (UNAUDITED)     2000       1999      1998        1997         1996
---------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD    $   11.03    $  21.26   $   10.33  $  15.52    $  15.69   $    14.69
---------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss)                 0.03       (0.15)      (0.03)     0.04        0.03         0.10
Net Realized and Unrealized
  Gain (Loss) on Investments                (0.38)      (8.04)      10.87     (3.05)      (0.18)        1.92
---------------------------------------------------------------------------------------------------------------
  Total from Investment Operations          (0.35)      (8.19)      10.84     (3.01)      (0.15)        2.02
---------------------------------------------------------------------------------------------------------------
Distributions:
  Net Investment Income                        --          --          --     (0.10)      (0.01)          --
  In Excess of Net Investment
  Income                                       --          --          --     (0.01)         --        (0.05)
  Net Realized Gain                            --       (1.30)         --        --       (0.01)       (0.84)
  In Excess of Net Realized Gain               --       (1.01)         --     (2.18)         --        (0.14)
---------------------------------------------------------------------------------------------------------------
    Total Distributions                        --       (2.31)         --     (2.29)      (0.02)       (1.03)
---------------------------------------------------------------------------------------------------------------
Increase in Net Asset Value from
  Capital Share Transactions                   --          --          --        --          --         0.01**
---------------------------------------------------------------------------------------------------------------
Anti-Dilutive Effect of Shares
  Repurchased                                0.04        0.27        0.09      0.11          --           --
---------------------------------------------------------------------------------------------------------------
NET ASSET VALUE END OF PERIOD           $   10.72    $  11.03   $   21.26  $  10.33    $  15.52   $    15.69
===============================================================================================================
PER SHARE MARKET VALUE, END OF          $    8.80    $   8.75   $   16.31  $   8.13    $  13.06   $    13.88
  PERIOD
===============================================================================================================
TOTAL INVESTMENT RETURN:
  Market Value                               0.57%     (34.60)%    100.77%   (24.88)%     (5.75)%      (4.59)%
  Net Asset Value (1)                       (2.81)%    (36.74)%    105.81%   (19.61)%     (0.97)%      13.84%
===============================================================================================================
RATIOS, SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD               $ 202,723    $213,205   $ 435,795  $221,609    $354,137   $  357,751
  (THOUSANDS)
---------------------------------------------------------------------------------------------------------------
Ratio of Expenses to Average                 1.78%*      1.64%       1.76%     1.96%       1.84%        1.87%
  Net Assets
Ratio of Net Investment Income
  (Loss) to Average Net Assets               0.65%*     (0.73)%     (0.20)%    0.36%       0.15%        0.58%
Portfolio Turnover Rate                        45%         81%        121%      101%         90%          67%
---------------------------------------------------------------------------------------------------------------

 * Annualized
** Increase per share due to reinvestment of distributions.
(1)Total investment return based on net asset value per share reflects the effects of changes in net asset value on the performance of the Fund during each period, and assumes dividends and distributions, if any, were reinvested. This percentage is not an indication of the performance of a shareholder's investment in the Fund based on market value due to differences between the market price of the stock and the net asset value per share of the Fund.

    The accompanying notes are an integral part of the financial statements.

MORGAN STANLEY EMERGING MARKETS FUND, INC.
JUNE 30, 2001, (UNAUDITED)

NOTES TO FINANCIAL STATEMENTS

     The Morgan Stanley Emerging Markets Fund, Inc. (the "Fund") was incorporated on August 27, 1991 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended. The Fund's investment objective is long-term capital appreciation through investments primarily in equity securities.

A. ACCOUNTING POLICIES: The following significant accounting policies, which are in conformity with generally accepted accounting principles for investment companies, are consistently followed by the Fund in the preparation of its financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1. SECURITY VALUATION: In valuing the Fund's assets, all listed securities for which market quotations are readily available are valued at the last sales price on the valuation date, or if there was no sale on such date, at the mean between the current bid and asked prices. Securities which are traded over-the-counter are valued at the mean of current bid and asked prices obtained from reputable brokers. Short-term securities which mature in 60 days or less are valued at amortized cost. All other securities and assets for which market values are not readily available (including investments which are subject to limitations as to their sale, if any) are valued at fair value as determined in good faith under procedures approved by the Board of Directors.

2. TAXES: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for U.S. Federal income taxes is required in the financial statements.

   The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned.

3. REPURCHASE AGREEMENTS: The Fund may enter into repurchase agreements under which the Fund lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities (collateral), with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

4. FOREIGN CURRENCY TRANSLATION: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars last quoted by a major bank as follows:

   - investments, other assets and liabilities - at the prevailing rates of exchange on the valuation date;

   - investment transactions and investment income - at the prevailing rates of exchange on the dates of such transactions.

   Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) due to securities transactions are included in the reported net realized and unrealized gains (losses) on investment transactions and balances.

   Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains

   (losses) from sales and maturities of foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on investments and foreign currency translations in the Statement of Net Assets. The change in net unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

   Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

The Fund may use derivatives to achieve its investment objectives. The Fund may engage in transactions in futures contracts on foreign currencies, stock indices, as well as in options, swaps and structured notes. Consistent with the Fund's investment objectives and policies, the Fund may use derivatives for non-hedging as well as hedging purposes.

Following is a description of derivative instruments that the Fund may utilize and their associated risks:

5. FOREIGN CURRENCY EXCHANGE CONTRACTS: The Fund may enter into foreign currency exchange contracts generally to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates and, in certain situations, to gain exposure to a foreign currency. A foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund records realized gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and is generally limited to the amount of unrealized gain on the contracts, if any, at the date of default. Risks may also arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

6. FORWARD COMMITMENTS AND WHEN-ISSUED/DELAYED DELIVERY SECURITIES: The Fund may make forward commitments to purchase or sell securities. Payment and delivery for securities which have been purchased or sold on a forward commitment basis can take place a month or more (not to exceed 120 days) after the date of the transaction. Additionally, the Fund may purchase securities on a when-issued or delayed delivery basis. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price and yield, and no income accrues to the Fund on such securities prior to delivery. When the Fund enters into a purchase transaction on a when-issued or delayed delivery basis, it either establishes a segregated account in which it maintains liquid assets in an amount at least equal in value to the Fund's commitments to purchase such securities or denotes such assets as segregated on the Fund's records. Purchasing securities on a forward commitment or when-issued or delayed-delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery.

7. SWAP AGREEMENTS: The Fund may enter into swap agreements to exchange the return generated by one security, instrument or basket of instruments for the return generated by another security, instrument or basket of instruments. The following summarizes swaps which may be entered into by the Fund:

   INTEREST RATE SWAPS: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. Net periodic interest payments to be received or paid are accrued daily and are recorded in the Statement of Operations as an adjustment to interest income. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations.

   TOTAL RETURN SWAPS: Total return swaps involve commitments to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds or falls short of the offsetting interest obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. Total return swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gains or losses in the Statement of Operations. Periodic payments received or made at the end of each measurement period, but prior to termination, are recorded as realized gains or losses in the Statement of Operations.

   Realized gains or losses on maturity or termination of interest rate and total return swaps are presented in the Statement of Operations. Because there is no organized market for these swap agreements, the value reported in the Statement of Net Assets may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks may arise upon entering into these agreements from the potential inability of the counterparties to meet the terms of the agreements and are generally limited to the amount of net interest payments to be received and/or favorable movements in the value of the underlying security, instrument or basket of instruments, if any, at the date of default.

   Risks also arise from potential losses from adverse market movements, and such losses could exceed the related amounts shown in the Statement of Net Assets.

8. FUTURES: The Fund may purchase and sell futures contracts. Futures contracts provide for the sale by one party and purchase by another party of a specified amount of a specified security, index, instrument or basket of instruments. Futures contracts (secured by cash or government securities deposited with brokers or custodians as "initial margin") are valued based upon their quoted daily settlement prices; changes in initial settlement value (represented by cash paid to or received from brokers as "variation margin") are accounted for as unrealized appreciation (depreciation). When futures contracts are closed, the difference between the opening value at the date of purchase and the value at closing is recorded as realized gains or losses in the Statement of Operations.

   The Fund may use futures contracts in order to manage exposure to the stock and bond markets, to hedge against unfavorable changes in the value of securities or to remain fully invested and to reduce transaction costs. Futures contracts involve market risk in excess of the amounts recognized in the Statement of Net Assets. Risks arise from the possible movements in security values underlying these instruments. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

9. STRUCTURED SECURITIES: The Fund may invest in interests in entities organized and operated solely for the purpose of restructuring the investment characteristics of sovereign debt obligations. This type of restructuring involves the deposit with or purchase by an entity of specified instruments and the issuance by that entity of one or more classes of securities ("Structured Securities") backed by, or representing interests in, the underlying instruments. Structured Securities generally will expose the Fund to credit risks of the underlying instruments as well as of the issuer of the Structured Security. Structured Securities are typically sold in private placement transactions with no active trading market. Investments in Structured Securities may be more volatile than their underlying instruments, however, any loss is limited to the amount of the original investment.

10.OVER-THE-COUNTER TRADING: Securities and other derivative instruments that may be purchased or sold by the Fund may consist of instruments not traded on an exchange. The risk of nonperformance by the obligor on such an instrument may be greater, and the ease with which the Fund can dispose of or enter into closing transactions with respect to such an instrument may be less, than in the case of an exchange-traded instrument. In addition, significant disparities may exist between bid and asked prices for derivative instruments that are not traded on an exchange. Derivative instruments not traded on exchanges are also not subject to the same type of government regulation as exchange traded instruments, and many of the protections afforded to participants in a regulated environment may not be available in connection with such transactions.

   During the six month period ended June 30, 2001, the Fund's investments in derivative instruments described above included foreign currency exchange contracts only.

11.OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined on the specific identified cost basis. Interest income is recognized on the accrual basis. Dividend income is recorded on the ex-dividend date, net of applicable withholding taxes.

   The amount and character of income and capital gain distributions to be paid by the Fund are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. The book/tax differences are either considered temporary or permanent in nature.

   Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains and losses on certain investment transactions and the timing of the deductibility of certain expenses. Permanent book and tax basis differences may result in reclassifications among undistributed net investment income (loss), accumulated net realized gain (loss) and paid-in capital.

   Adjustments for permanent book-tax differences, if any, are not reflected in ending undistributed net investment income (loss) for the purpose of calculating net investment income (loss) per share in the financial highlights.

B. ADVISER: Morgan Stanley Investment Management Inc. (formerly Morgan
Stanley Dean Witter Investment Management Inc.)(the "Adviser") provides investment advisory services to the Fund under the terms of an Investment Advisory Agreement (the "Agreement"). Under the Agreement, the Adviser is paid a fee computed weekly and payable monthly at an annual rate of 1.25% of the Fund's average weekly net assets.

C. ADMINISTRATOR: The Chase Manhattan Bank, through its corporate affiliate
J.P. Morgan Investor Services Company (the "Administrator"), provides administrative services to the Fund under an Administration Agreement. Under the Administration Agreement, the Administrator is paid a fee computed weekly and payable monthly at an annual rate of 0.08% of the Fund's average weekly net assets, plus $65,000 per annum. In addition, the Fund is charged for certain out-of-pocket expenses incurred by the Administrator on its behalf.

D. CUSTODIAN: The Chase Manhattan Bank serves as custodian for the Fund.
Custody fees are payable monthly based on assets held in custody, investment purchase and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

E. OTHER: During the six months ended June 30, 2001, the Fund made purchases and sales totaling approximately $90,657,000 and $91,343,000, respectively, of investment securities other than long-term U.S. Government securities and short-term investments. There were no purchases or sales of long-term U.S. Government securities. At June 30, 2001, the U.S. Federal income tax cost basis of securities was $239,186,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $35,431,000 of which $18,098,000 related to appreciated securities and $53,529,000 related to depreciated securities. Net capital and currency losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. For the year ended December 31, 2000, the Fund deferred to January 1, 2001, for U.S. Federal income tax purposes, post-October currency losses of $277,000 and post-October capital losses o f $13,452,000.

A substantial portion of the Fund's net assets consist of securities of issuers located in emerging markets or which are denominated in foreign currencies. Changes in currency exchange rates will affect the value of and investment income from such securities. Emerging market securities are often subject to greater price volatility, limited capitalization and liquidity, and higher rates of inflation than U.S. securities. In addition, emerging market issuers may be subject to substantial governmental involvement in the economy and greater social, economic and political uncertainty. Such securities may be concentrated in a limited number of countries and regions and may vary throughout the year. Accordingly, the price which the Fund may realize upon sale of securities in such markets may not be equal to its value as presented in the financial statements.

Each Director of the Fund who is not an officer of the Fund or an affiliated person as defined under the Investment Company Act of 1940, as amended, may elect to participate in the Directors' Deferred Compensation Plan (the "Plan"). Under the Plan, such Directors may elect to defer payment of a percentage of their total fees earned as a Director of the Fund. These deferred portions are treated, based on an election by the Director, as if they were either invested in the Fund's shares or invested in U.S. Treasury Bills, as defined under the Plan. At June 30, 2001, the deferred fees payable, under the Plan, totaled $76,000 and are included in Payable for Directors' Fees and Expenses on the Statement of Net Assets.

On July 30, 1998, the Fund commenced a share repurchase program for purposes of enhancing shareholder value and reducing the discount at which the Fund's shares traded from their net asset value. For the six months ended June 30, 2001, the Fund repurchased 422,940 of its shares at an average discount of 17.61% from net asset value per share. Since the inception of the program, the Fund has repurchased 3,912,940 of its shares at an average discount of 20.62% from net asset value per share. The Fund expects to continue to repurchase its outstanding shares at such time and in such amounts as it believes will further the accomplishment of the foregoing objectives, subject to review by the Board of Directors.

F. SUPPLEMENTAL PROXY INFORMATION:

The Annual Meeting of the Stockholders of the Fund was held on June 14, 2001. The following is a summary of the proposal presented and the total number of shares voted :

PROPOSAL:
1. To elect the following Directors:

                          VOTES IN            VOTES
                          FAVOR OF           AGAINST
                          --------           -------
Ronald E. Robison         15,912,870        1,226,158
Gerard E. Jones           15,918,661        1,220,367
Barton M. Biggs           13,672,178        3,466,850
William G. Morton, Jr.    15,929,276        1,209,752
John A. Levin             13,690,747        3,448,281

MORGAN STANLEY EMERGING MARKETS FUND, INC.

DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN

Pursuant to the Dividend Reinvestment and Cash Purchase Plan (the "Plan"), each shareholder will be deemed to have elected, unless Boston Equiserve (the "Plan Agent") is otherwise instructed by the shareholder in writing, to have all distributions automatically reinvested in Fund shares. Participants in the Plan have the option of making additional voluntary cash payments to the Plan Agent, annually, in any amount from $100 to $3,000, for investment in Fund shares.

Dividend and capital gain distributions will be reinvested on the reinvestment date. If the market price per share equals or exceeds net asset value per share on the reinvestment date, the Fund will issue shares to participants at net asset value. If net asset value is less than 95% of the market price on the reinvestment date, shares will be issued at 95% of the market price. If net asset value exceeds the market price on the reinvestment date, participants will receive shares valued at market price. The Fund may purchase shares of its Common Stock in the open market in connection with dividend reinvestment requirements at the discretion of the Board of Directors. Should the Fund declare a dividend or capital gain distribution payable only in cash, the Plan Agent will purchase Fund shares for participants in the open market as agent for the participants.

The Plan Agent's fees for the reinvestment of dividends and distributions will be paid by the Fund. However, each participant's account will be charged a pro rata share of brokerage commissions incurred on any open market purchases effected on such participant's behalf. A participant will also pay brokerage commissions incurred on purchases made by voluntary cash payments. Although shareholders in the Plan may receive no cash distributions, participation in the Plan will not relieve participants of any income tax which may be payable on such dividends or distributions.

In the case of shareholders, such as banks, brokers or nominees, which hold shares for others who are the beneficial owners, the Plan Agent will administer the Plan on the basis of the number of shares certified from time to time by the shareholder as representing the total amount registered in the shareholder's name and held for the account of beneficial owners who are participating in the Plan.

Shareholders who do not wish to have distributions automatically reinvested should notify the Plan Agent in writing. There is no penalty for non-participation or withdrawal from the Plan, and shareholders who have previously withdrawn from the Plan may rejoin at any time. Requests for additional information or any correspondence concerning the Plan should be directed to the Plan Agent at:

    Morgan Stanley Emerging Markets Fund, Inc.
    Boston Equiserve
    Dividend Reinvestment Unit
    P.O. Box 1681
    Boston, MA 02105-1681
    1-800-730-6001

MORGAN STANLEY EMERGING MARKETS FUND, INC.

DIRECTORS AND OFFICERS
Barton M. Biggs                  Fergus Reid
CHAIRMAN OF THE BOARD OF         DIRECTOR
DIRECTORS

Ronald E. Robison                Frederick O. Robertshaw
PRESIDENT AND DIRECTOR           DIRECTOR

John D. Barrett II               Stefanie V. Chang
DIRECTOR                         VICE PRESIDENT

Gerard E. Jones                  Arthur J. Lev
DIRECTOR                         VICE PRESIDENT

Graham E. Jones                  Joseph P. Stadler
DIRECTOR                         VICE PRESIDENT

John A. Levin                    Mary E. Mullin
DIRECTOR                         SECRETARY

Andrew McNally IV                Belinda A. Brady
DIRECTOR                         TREASURER

William G. Morton, Jr.           Robin L. Conkey
DIRECTOR                         ASSISTANT TREASURER

INVESTMENT ADVISER
Morgan Stanley Investment Management Inc.
1221 Avenue of the Americas
New York, New York 10020

ADMINISTRATOR
The Chase Manhattan Bank
73 Tremont Street
Boston, Massachusetts 02108

CUSTODIAN
The Chase Manhattan Bank
3 Chase MetroTech Center
Brooklyn, New York 11245

SHAREHOLDER SERVICING AGENT
Boston Equiserve
Investor Relations Department
P.O. Box 644
Boston, Massachusetts 02102-0644
(800) 730-6001

LEGAL COUNSEL
Clifford Chance Rogers & Wells LLP
200 Park Avenue
New York, New York 10166

INDEPENDENT AUDITORS
Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

For additional Fund information, including the Fund's net asset value per share and information regarding the investments comprising the Fund's portfolio, please call 1-800-221-6726 or visit our website at www.morganstanley.com/im.